Bramshill Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2025 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 37.4%
$44,042,002	Ally Auto Receivables Trust 2023-1 0.000%, 4/15/2034[1,2]	$2,439,442
69,665,532	Ally Auto Receivables Trust 2024-1 0.000%, 2/16/2032[1,2]	4,249,110
2,707,080	Ally Bank Auto Credit-Linked Notes Series 2024-A 12.748%, 5/17/2032[1,2]	2,793,981
1,447,783	Ally Bank Auto Credit-Linked Notes Series 2024-B 8.036%, 9/15/2032[1,2]	1,468,342
	Ally Bank Auto Credit-Linked Notes Series 2025-A
1,742,561	6.942%, 6/15/2033[1,2]	1,754,297
3,601,292	10.219%, 6/15/2033[1,2]	3,639,786
7,566,452	Alternative Loan Trust 2005-62 0.029%, 12/25/2035[2,3,4]	14,339
	Chase Auto Credit Linked Notes Series 2025-1
2,284,057	6.996%, 2/25/2033[1,2]	2,304,376
2,055,651	10.418%, 2/25/2033[1,2]	2,092,774
8,950	Chase Auto Owner Trust 2024-3 0.000%, 9/25/2031[1,2]	2,499,803
20,000	Chase Auto Owner Trust 2024-4 0.000%, 11/25/2031[1,2]	5,706,875
21,000	Chase Auto Owner Trust 2024-5 0.000%, 1/26/2032[1,2]	4,862,889
23,000	Chase Auto Owner Trust 2025-1 0.000%, 11/26/2032[1,2]	4,209,074
6,919,032	FARM Mortgage Trust 2025-1 5.631%, 8/1/2055[1,2,4]	6,213,698
	Freddie Mac Structured Agency Credit Risk Debt Notes
2,493,130	7.470%, (30-Day SOFR Average+312 basis points), 12/25/2042[2,5]	2,405,978
5,545,449	3.783%, 2/25/2048[1,2,4]	4,400,382
9,656,371	3.851%, 5/25/2048[1,2,4]	7,498,777
9,442,956	4.156%, 8/25/2048[1,2,4]	7,341,558
7,525,184	4.511%, 11/25/2048[1,2,4]	5,600,776
	JPMorgan Chase Bank N.A. - JPMWM
844,126	7.106%, (30-Day SOFR Average+275 basis points), 3/25/2051[1,2,5]	846,477
1,456,645	8.206%, (30-Day SOFR Average+385 basis points), 3/25/2051[1,2,5]	1,506,023
2,301,343	11.256%, (30-Day SOFR Average+690 basis points), 3/25/2051[1,2,5]	2,478,302
487,684	METLIFE SECURITIZATION TRUST 2020-1 2.500%, 5/25/2050[1,2,4]	410,443
558,294	RESI Finance LP 2003-CB1 5.957%, (1-Month Term SOFR+176 basis points), 6/10/2035[1,2,5]	539,677
3,500,000	RMF Buyout Issuance Trust 2021-HB1 6.000%, 11/25/2031[1,2,4]	3,344,838
15,000	USB Auto Owner Trust 2025-1 0.000%, 12/15/2032[1,2]	4,551,186

Bramshill Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
	Western Alliance Bank 2021-CL2
$4,686,458	9.706%, (30-Day SOFR Average+535 basis points), 7/25/2059[1,2,5]	$4,623,214
1,489,839	10.856%, (30-Day SOFR Average+650 basis points), 7/25/2059[1,2,5]	1,452,328
	TOTAL ASSET-BACKED SECURITIES
	(Cost $94,134,217)	91,248,745
	COLLATERALIZED MORTGAGE OBLIGATIONS — 53.7%
481,606	Agate Bay Mortgage Trust 2015-5 3.572%, 7/25/2045[1,2,4]	390,640
196,874	Agate Bay Mortgage Trust 2015-7 3.500%, 10/25/2045[1,2,4]	181,498
210,274	Agate Bay Mortgage Trust 2016-2 3.500%, 3/25/2046[1,2,4]	193,360
252,753	Chase Home Lending Mortgage Trust 2019-1 3.500%, 3/25/2050[1,2,4]	225,807
	Chase Home Lending Mortgage Trust 2019-ATR1
1,785,926	4.394%, 4/25/2049[1,2,4]	1,673,488
741,935	4.000%, 4/25/2049[1,2,4]	708,792
43,337	4.000%, 4/25/2049[1,2,4]	41,401
304,228	4.394%, 4/25/2049[1,2,4]	289,940
1,727,401	Chase Home Lending Mortgage Trust 2019-ATR2 3.500%, 7/25/2049[1,2,4]	1,569,995
2,158,000	Chase Mortgage Finance Corp. 10.856%, (30-Day SOFR Average+650 basis points), 2/25/2050[1,2,5]	2,276,057
5,665,454	CHL Mortgage Pass-Through Trust 2005-3 0.000%, 4/25/2035[2,3,4]	340
2,625,120	CIM Trust 2018-J1 3.646%, 3/25/2048[1,2,4]	1,861,110
40,388	CIM Trust 2019-INV1 4.000%, 2/25/2049[1,2,4]	38,794
127,807	CIM Trust 2019-INV2 4.000%, 5/25/2049[1,2,4]	121,082
	CIM Trust 2019-J1
1,993,000	3.921%, 8/25/2049[1,2,4]	1,486,334
186,466	3.500%, 8/25/2049[1,2,4]	170,998
2,730,835	CIM Trust 2021-J3 2.613%, 6/25/2051[1,2,4]	2,196,274
40,673	Citigroup Mortgage Loan Trust, Inc. 2.500%, 8/25/2050[1,2,4]	35,166
	CSMC Trust 2013-TH1
278,641	3.595%, 2/25/2043[1,2,4]	271,811
1,696,650	2.130%, 2/25/2043[1,2,4]	1,491,789
1,220,732	CSMC Trust 2015-1 2.500%, 1/25/2045[1,2,4]	1,077,560

Bramshill Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$102,558	CSMC Trust 2018-J1 3.500%, 2/25/2048[1,2,4]	$92,494
1,734,882	EverBank Mortgage Loan Trust 18-1 3.500%, 2/25/2048[1,2,4]	1,568,521
3,828,827	FARM Mortgage Trust 2021-1 3.231%, 7/25/2051[1,2,4]	2,977,652
7,212,525	FARM Mortgage Trust 2023-1 3.039%, 3/25/2052[1,2,4]	5,377,963
5,159,441	FARM Mortgage Trust 2024-1 5.094%, 10/1/2053[1,2,4]	4,562,188
	Flagstar Mortgage Trust 2019-1
133,820	3.500%, 10/25/2049[1,2,4]	120,657
81,224	3.500%, 10/25/2049[1,2,4]	73,235
1,832,369	Flagstar Mortgage Trust 2019-2 3.500%, 12/25/2049[1,2,4]	1,646,482
471,669	Flagstar Mortgage Trust 2020-1NV 3.000%, 3/25/2050[1,2,4]	409,211
629,826	Flagstar Mortgage Trust 2020-2 3.000%, 8/25/2050[1,2,4]	541,442
	Freddie Mac Multifamily Structured Pass-Through Certificates
12,736,000	2.427%, 2/25/2047[2,3,4]	906,154
19,553,038	5.011%, 3/25/2056[2,3,4]	3,667,728
7,000,000	4.949%, 9/25/2055[2,3,4]	1,393,182
	Galton Funding Mortgage Trust 2017-1
3,140,080	4.190%, 7/25/2056[1,2,4]	2,629,409
162,035	3.000%, 7/25/2056[1,2,4]	144,583
89,230	3.500%, 11/25/2057[1,2,4]	81,498
	Galton Funding Mortgage Trust 2018-1
3,336,550	4.653%, 11/25/2057[1,2,4]	3,034,557
2,535,000	4.653%, 11/25/2057[1,2,4]	2,103,033
2,715,569	4.653%, 11/25/2057[1,2,4]	1,822,997
	Galton Funding Mortgage Trust 2018-2
4,628,754	4.577%, 10/25/2058[1,2,4]	3,914,764
3,847,000	4.577%, 10/25/2058[1,2,4]	2,951,610
237,304	4.000%, 10/25/2058[1,2,4]	222,723
204,184	Galton Funding Mortgage Trust 2019-1 4.000%, 2/25/2059[1,4]	194,406
314,572	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 3.500%, 3/25/2050[1,2,4]	293,017
2,511,208	GS Mortgage-Backed Securities Corp. Trust 2020-PJ2 3.500%, 7/25/2050[1,2,4]	2,264,005
	GS Mortgage-Backed Securities Corp. Trust 2020-PJ3
213,572	3.000%, 10/25/2050[1,2,4]	185,512
108,860	2.500%, 10/25/2050[1,2,4]	91,341

Bramshill Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$288,218	2.500%, 10/25/2050[1,2,4]	$241,997
1,458,757	GS Mortgage-Backed Securities Corp. Trust 2020-PJ4 3.000%, 1/25/2051[1,2,4]	1,263,860
150,379	GS Mortgage-Backed Securities Trust 2020-PJ1 3.500%, 5/25/2050[1,2,4]	135,273
	JP Morgan Mortgage Trust 2016-3
1,977,000	3.302%, 10/25/2046[1,2,4]	1,511,606
69,518	3.379%, 10/25/2046[1,2,4]	63,693
755,653	JP Morgan Mortgage Trust 2016-4 3.783%, 10/25/2046[1,2,4]	715,971
	JP Morgan Mortgage Trust 2017-1
2,499,441	3.446%, 1/25/2047[1,2,4]	2,267,922
250,858	3.446%, 1/25/2047[1,2,4]	226,301
	JP Morgan Mortgage Trust 2017-2
1,395,498	3.644%, 5/25/2047[1,2,4]	1,293,710
110,215	3.500%, 5/25/2047[1,2,4]	99,948
1,047,177	JP Morgan Mortgage Trust 2017-3 3.500%, 8/25/2047[1,2,4]	947,782
284,053	JP Morgan Mortgage Trust 2017-6 3.500%, 12/25/2048[1,2,4]	258,208
	JP Morgan Mortgage Trust 2018-1
141,190	3.500%, 6/25/2048[1,2,4]	128,123
248,036	3.500%, 6/25/2048[1,2,4]	225,080
	JP Morgan Mortgage Trust 2018-3
95,318	3.500%, 9/25/2048[1,2,4]	86,792
762,543	3.500%, 9/25/2048[1,2,4]	694,339
1,803,469	JP Morgan Mortgage Trust 2018-4 3.500%, 10/25/2048[1,2,4]	1,632,262
2,352,759	JP Morgan Mortgage Trust 2018-5 3.500%, 10/25/2048[1,2,4]	2,128,153
2,712,029	JP Morgan Mortgage Trust 2018-6 3.500%, 12/25/2048[1,2,4]	2,450,961
154,839	JP Morgan Mortgage Trust 2018-8 4.000%, 1/25/2049[1,2,4]	144,606
	JP Morgan Mortgage Trust 2018-9
135,580	4.000%, 2/25/2049[1,2,4]	126,883
120,697	4.000%, 2/25/2049[1,2,4]	112,954
	JP Morgan Mortgage Trust 2019-1
58,571	5.222%, (1-Month Term SOFR+107 basis points), 5/25/2049[1,2,5]	55,986
142,905	4.000%, 5/25/2049[1,2,4]	133,978
332,878	JP Morgan Mortgage Trust 2019-6 3.500%, 12/25/2049[1,2,4]	304,678
53,140	JP Morgan Mortgage Trust 2019-7 3.459%, 2/25/2050[1,2,4]	48,162

Bramshill Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
	JP Morgan Mortgage Trust 2019-8
$61,240	5.122%, (1-Month Term SOFR+96 basis points), 3/25/2050[1,2,5]	$58,117
53,838	3.500%, 3/25/2050[1,2,4]	48,516
	JP Morgan Mortgage Trust 2019-9
272,876	3.500%, 5/25/2050[1,2,4]	245,964
259,085	3.393%, 5/25/2050[1,2,4]	228,978
149,726	3.000%, 5/25/2050[1,2,4]	130,746
536,877	JP Morgan Mortgage Trust 2019-INV1 4.000%, 9/25/2049[1,2,4]	508,166
	JP Morgan Mortgage Trust 2019-INV2
130,413	5.172%, (1-Month Term SOFR+101 basis points), 2/25/2050[1,2,5]	124,520
1,423,203	3.500%, 2/25/2050[1,2,4]	1,291,295
785,498	3.211%, 2/25/2050[1,2,4]	694,471
	JP Morgan Mortgage Trust 2019-INV3
306,133	3.500%, 5/25/2050[1,2,4]	276,233
2,108,677	3.500%, 5/25/2050[1,2,4]	1,904,909
204,013	3.500%, 5/25/2050[1,2,4]	184,299
120,237	JP Morgan Mortgage Trust 2020-1 3.000%, 6/25/2050[1,2,4]	104,850
197,732	JP Morgan Mortgage Trust 2020-2 3.000%, 7/25/2050[1,2,4]	171,538
	JP Morgan Mortgage Trust 2020-3
192,193	3.500%, 8/25/2050[1,2,4]	172,869
453,093	3.000%, 8/25/2050[1,2,4]	394,240
1,472,107	JP Morgan Mortgage Trust 2020-4 3.000%, 11/25/2050[1,2,4]	1,280,004
	JP Morgan Mortgage Trust 2020-5
437,985	3.574%, 12/25/2050[1,2,4]	392,608
286,335	3.000%, 12/25/2050[1,2,4]	248,357
362,616	3.000%, 12/25/2050[1,2,4]	314,521
	JP Morgan Mortgage Trust 2020-7
1,558,518	3.000%, 1/25/2051[1,2,4]	1,354,849
1,237,906	3.000%, 1/25/2051[1,2,4]	1,075,730
	JP Morgan Mortgage Trust 2020-8
737,904	3.488%, 3/25/2051[1,2,4]	598,481
855,000	3.488%, 3/25/2051[1,2,4]	518,030
1,882,756	3.488%, 3/25/2051[1,2,4]	882,985
606,635	JP Morgan Mortgage Trust 2020-INV1 3.500%, 8/25/2050[1,2,4]	546,367
12,477	JP Morgan Mortgage Trust 2020-LTV1 3.500%, 6/25/2050[1,2,4]	12,368
	JP Morgan Mortgage Trust 2020-LTV2
1,794,644	3.000%, 11/25/2050[1,2,4]	1,622,723
990,140	3.000%, 11/25/2050[1,2,4]	895,287

Bramshill Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$154,709	3.000%, 11/25/2050[1,2,4]	$139,995
464,779	JP Morgan Trust 2015-3 3.500%, 5/25/2045[1,2,4]	433,609
371,236	JPMorgan Chase Bank N.A. - CHASE 6.772%, (1-Month Term SOFR+262 basis points), 10/25/2057[1,2,5]	382,408
131,064	JPMorgan Chase Bank N.A. - JPMWM 5.656%, (30-Day SOFR Average+130 basis points), 3/25/2051[1,2,5]	131,790
2,875,360	JPMorgan Wealth Management 2020-ATR1 3.000%, 2/25/2050[1,2,4]	2,526,984
805,052	Mellon Residential Funding Corp. Mor Pas Thr Cer Ser 01 Tbc1 4.965%, (1-Month Term SOFR+81 basis points), 11/15/2031[2,5]	782,822
	Morgan Stanley Residential Mortgage Loan Trust 2021-2
1,560,180	2.892%, 5/25/2051[1,2,4]	1,064,887
1,500,000	2.892%, 5/25/2051[1,2,4]	661,026
1,251,254	2.892%, 5/25/2051[1,2,4]	516,931
1,035,099	NRP Mortgage Trust 2013-1 3.283%, 7/25/2043[1,2,4]	1,010,918
78,196	Oaks Mortgage Trust Series 2015-1 3.500%, 4/25/2046[1,2,4]	73,177
595,372	OBX 2019-INV1 Trust 4.500%, 11/25/2048[1,2,4]	575,987
2,127,325	OBX 2020-INV1 Trust 3.500%, 12/25/2049[1,2,4]	1,918,637
	Oceanview Mortgage Trust 2021-1
1,543,000	2.717%, 5/25/2051[1,2,4]	775,642
772,000	2.716%, 5/25/2051[1,2,4]	345,977
	Oceanview Mortgage Trust 2021-3
1,406,000	2.711%, 6/25/2051[1,2,4]	631,542
527,000	2.711%, 6/25/2051[1,2,4]	234,840
513,426	Provident Funding Mortgage Trust 2019-1 3.000%, 12/25/2049[1,2,4]	444,629
	Provident Funding Mortgage Trust 2020-1
261,775	3.000%, 2/25/2050[1,2,4]	226,056
870,383	3.000%, 2/25/2050[1,2,4]	751,175
233,408	PSMC 2019-3 Trust 3.481%, 11/25/2049[1,2,4]	217,908
159,151	PSMC 2020-1 Trust 3.500%, 1/25/2050[1,2,4]	147,173
739,026	PSMC 2020-2 Trust 3.000%, 5/25/2050[1,2,4]	658,877
527,080	Sequoia Mortgage Trust 2012-6 1.808%, 12/25/2042[2,4]	456,840
1,664,114	Sequoia Mortgage Trust 2013-2 1.874%, 2/25/2043[2,4]	1,436,992

Bramshill Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$82,845	Sequoia Mortgage Trust 2013-3 2.000%, 3/25/2043[2,4]	$70,860
916,304	Sequoia Mortgage Trust 2013-5 3.000%, 5/25/2043[1,2,4]	827,445
	Sequoia Mortgage Trust 2013-7
227,001	3.000%, 6/25/2043[2,4]	205,218
625,593	2.500%, 6/25/2043[2,4]	549,472
153,994	Sequoia Mortgage Trust 2013-9 3.500%, 7/25/2043[1,2,4]	141,720
613,975	Sequoia Mortgage Trust 2014-4 3.500%, 11/25/2044[1,2,4]	568,549
	Sequoia Mortgage Trust 2016-3
534,187	3.603%, 11/25/2046[1,2,4]	515,826
1,928,800	3.500%, 11/25/2046[1,2,4]	1,770,802
	Sequoia Mortgage Trust 2017-4
51,324	3.500%, 7/25/2047[1,2,4]	47,003
2,589,605	3.897%, 7/25/2047[1,2,4]	2,487,831
1,347,467	Sequoia Mortgage Trust 2017-6 3.726%, 9/25/2047[1,2,4]	1,280,786
	Sequoia Mortgage Trust 2017-CH1
82,147	4.000%, 8/25/2047[1,2,4]	78,160
26,318	3.500%, 8/25/2047[1,2,4]	24,412
169,969	Sequoia Mortgage Trust 2017-CH2 4.000%, 12/25/2047[1,2,4]	159,323
136,717	Sequoia Mortgage Trust 2018-2 3.500%, 2/25/2048[1,2,4]	123,627
131,247	Sequoia Mortgage Trust 2018-6 4.000%, 7/25/2048[1,2,4]	123,194
	Sequoia Mortgage Trust 2018-CH1
136,519	4.000%, 3/25/2048[1,2,4]	128,152
88,894	3.500%, 3/25/2048[1,2,4]	81,008
89,319	4.000%, 3/25/2048[1,2,4]	83,845
744,363	Sequoia Mortgage Trust 2018-CH2 4.000%, 6/25/2048[1,2,4]	697,981
14,952	Sequoia Mortgage Trust 2018-CH3 4.000%, 8/25/2048[1,2,4]	14,802
	Sequoia Mortgage Trust 2019-3
162,002	3.500%, 9/25/2049[1,2,4]	147,923
1,824,348	4.053%, 9/25/2049[1,2,4]	1,564,205
	Sequoia Mortgage Trust 2019-5
1,982,724	3.703%, 12/25/2049[1,2,4]	1,394,121
1,430,076	3.500%, 12/25/2049[1,2,4]	1,287,294
1,102	Sequoia Mortgage Trust 2019-CH2 4.500%, 8/25/2049[1,2,4]	1,099

Bramshill Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$226,430	Sequoia Mortgage Trust 2020-3 3.000%, 4/25/2050[1,2,4]	$196,087
310,000	Wells Fargo Mortgage Backed Securities 2018-1 3.647%, 7/25/2047[1,2,4]	196,993
	Wells Fargo Mortgage Backed Securities 2019-3 Trust
73,714	3.500%, 7/25/2049[1,2,4]	67,161
13,269	3.500%, 7/25/2049[1,2,4]	12,089
835,621	Wells Fargo Mortgage Backed Securities 2019-4 Trust 3.500%, 9/25/2049[1,2,4]	754,331
	Wells Fargo Mortgage Backed Securities 2020-1 Trust
252,526	3.000%, 12/25/2049[1,2,4]	219,437
714,312	3.000%, 12/25/2049[1,2,4]	620,715
746,154	Wells Fargo Mortgage Backed Securities 2020-2 Trust 3.000%, 12/25/2049[1,2,4]	646,518
1,332,265	Wells Fargo Mortgage Backed Securities 2020-3 Trust 3.000%, 6/25/2050[1,2,4]	1,162,048
717,578	Wells Fargo Mortgage Backed Securities 2020-4 Trust 3.000%, 7/25/2050[1,2,4]	622,207
	Wells Fargo Mortgage Backed Securities 2020-RR1 Trust
2,043,528	3.000%, 5/25/2050[1,2,4]	1,775,423
873,652	3.000%, 5/25/2050[1,2,4]	749,966
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $128,609,070)	131,098,304
	CORPORATE BONDS — 0.0%
	FINANCIALS — 0.0%
750,000	First Matrix RMOF Trust 0.000% 10/1/20294,6,7,*	—
	TOTAL FINANCIALS
	(Cost $6,456)	—
	TOTAL CORPORATE BONDS
	(Cost $6,456)	—

Number of Shares
	SHORT-TERM INVESTMENTS — 8.5%
20,621,856	Morgan Stanley Institutional Liquidity Fund - Government Portfolio 3.982%[8]	20,621,856
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $20,621,856)	20,621,856
	TOTAL INVESTMENTS — 99.6%
	(Cost $243,371,599)	242,968,905
	Other Assets in Excess of Liabilities — 0.4%	985,024
	TOTAL NET ASSETS — 100.0%	$243,953,929

Bramshill Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025 (Unaudited)

LP – Limited Partnership

[1]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $210,457,124, which represents 86.3% of total net assets of the Fund.
[2]Callable.
[3]Interest-only security.
[4]Variable rate security.
[5]Floating rate security.
[6]The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[7]Security is in default.
[8]The rate is the annualized seven-day yield at period end.
*Non-income producing security.